Earnings Per Common Share Applicable to Common Shareholders of MUFG [Text Block] (Tables)	6 Months Ended
Sep. 30, 2015
Earnings Per Share [Abstract]
Reconciliations of Net Income (Loss) and Weighted Average Number of Common Shares Outstanding Used for Computation of Basic EPS to Adjusted Amounts for Computation of Diluted EPS [Table Text Block]

	Six months ended September 30,
	2014	2015
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥838,296	¥381,307
Income allocable to preferred shareholders:
Cash dividends paid	(8,970)	—

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	829,326	381,307

Effect of dilutive instruments:
Stock options and restricted stock units—Morgan Stanley	(1,781)	(1,573)

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥827,545	¥379,734

	Six months ended September 30,
	2014	2015
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	14,163,257	13,947,620
Effect of dilutive instruments:
Convertible preferred stock	1	—
Stock options	19,129	17,644

Weighted average common shares for diluted EPS computation	14,182,387	13,965,264

	Six months ended September 30,
	2014	2015
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥58.55	¥27.34

Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥58.35	¥27.19